Debt Leases and Banking Arrangements (Details 4) (USD $) In Millions	Dec. 31, 2010
Future minimum annual rentals under noncancelable operating leases
2011	$ 55
2012	44
2013	40
2014	32
2015	27
Therafter	181
Total	$ 379